Segment Information - Operating Income by Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	$ 1,323	$ 1,203	$ 1,400
Product Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	1,496	1,307	1,466
Analog, MEMS & Sensors Group (AMS) [Member] | Product Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	810	596	488
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	1,496	1,307	1,466
Operating Segments [Member] | Automotive and Discrete Group (ADG) [Member] | Product Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	182	357	431
Operating Segments [Member] | Microcontrollers and Digital ICs Group (MDG) [Member] | Product Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	504	354	547
Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	(173)	(104)	(66)
Segment Reconciling Items [Member] | Others [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	$ (173)	$ (104)	$ (66)